Acquisition of WFS Pharmagreen Inc. (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure Acquisition Of Wfs Pharmagreen Inc.Tables Abstract
Schedule of Assets Acquired and Liabilities Assumed in Acquisition

The assets acquired and liabilities assumed from the Company are as follows:

February 27, 2018
Accounts payable	$(948)
Due to related parties	(42,949)
Due to WFS	(4,225)
Net liabilities assumed	$(48,122)